SHARE CAPITAL (Details Narrative) - USD ($)																												1 Months Ended				3 Months Ended		12 Months Ended
	Aug. 22, 2022	Jul. 12, 2022	Jul. 12, 2022	Jul. 12, 2022	Feb. 10, 2022	Feb. 10, 2022	Feb. 05, 2022	Feb. 03, 2022	Dec. 02, 2021	Oct. 29, 2021	Oct. 25, 2021	Sep. 30, 2021	Sep. 21, 2021	Sep. 08, 2021	Sep. 03, 2021	Aug. 18, 2021	Aug. 12, 2021	Aug. 04, 2021	Aug. 03, 2021	Jul. 30, 2021	Jul. 29, 2021	Jul. 22, 2021	Jul. 21, 2021	Apr. 22, 2021	Apr. 20, 2021	Apr. 09, 2021	Jan. 05, 2021	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2022	Feb. 11, 2022	Oct. 31, 2021	Aug. 31, 2021	Jul. 31, 2021	Jul. 26, 2021	Jul. 25, 2021	Jun. 30, 2021	Jun. 29, 2021	Jun. 28, 2021	Jun. 21, 2021	Jun. 18, 2021	Jun. 15, 2021	Jun. 14, 2021	Jun. 11, 2021	Apr. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																																600,000,000		600,000,000	600,000,000
Common stock, par value																																$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized																																10,000,000		10,000,000	10,000,000
Preferred stock, par value																																$ 0.001		$ 0.001	$ 0.001
Stock Issued During Period, Shares, New Issues				20,372					50					155			155					650
Shares issued price per share																											$ 120.00
Stock issued during period value new issues																																	$ 9,038,456	$ 9,038,456	$ 225,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		448,096	448,096	448,096								7,667																						448,096				15,099	536	375	948											1,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																4 years 6 months		4 years 6 months	2 years 11 months 12 days	3 years 5 months 23 days
Stock Issued During Period, Shares, Issued for Services																									75	4,375
Debt Instrument, Face Amount																								$ 151,688
Repayments of Debt																								$ 50,000
Debt conversion, converted instrument, shares issued																								1,000								15,099		15,099
Debt Conversion, Converted Instrument, Amount																								$ 100,688
Preferred Units, Issued																																										7,500		7,143		5,000		28,572
Preferred Stock, Shares Issued																																175,000		175,000	376,501
Warrants and Rights Outstanding, Term												5 years																											3 years		3 years											5 years
Warrants to purchase																																										1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 27.50	$ 27.50	$ 27.50								$ 200.00																				$ 0.25		$ 0.25				$ 129.6875	$ 200.00	$ 200.00	$ 200.00											$ 200.00
[custom:PreferredUnitsPerShares-0]																																										$ 7		$ 7		$ 7		$ 7
Class of Warrant or Right, Outstanding																																										375				250
[custom:WarrantsIssuedToPurchaseOfCommonStock-0]																																												1		1		1
Sale of Stock, Number of Shares Issued in Transaction				12,887,976.31
Common stock, shares issued																																677,221		677,221	63,895
Common stock, shares issued																																677,221		677,221
Private Investment In Public Equity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					15,181	15,181
Class of Warrant or Right, Exercise Price of Warrants or Rights																																						$ 103.75
Armistice Capital Master Fund Ltd [Member] | Private Investment In Public Equity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					101,205	101,205
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 129.6875	$ 129.6875
Armistice Capital Master Fund Ltd [Member] | Private Investment In Public Equity [Member] | Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		448,096	448,096	448,096
2021 Long-Term Incentive Plan [Member] | Consultant Service [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services									250	250
2021 Long-Term Incentive Plan [Member] | Financial Service [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services										250
2021 Long-Term Incentive Plan [Member] | Rocco La Vista [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services																				377
2021 Long-Term Incentive Plan [Member] | Charles A. Ross, Jr [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services																			377
2021 Long-Term Incentive Plan [Member] | Doug Grau [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services																		377
Notes Payable One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues									755			63	50		17								610
Notes Payable Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues									1,765			150	250
Notes Payable Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues												1,380
Accredited Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value																																										$ 200.00
Class of Warrant or Right, Exercise Price of Warrants or Rights																																												$ 200.00		$ 200.00		$ 200.00
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																																											250,000
Stock Issued During Period, Shares, New Issues									948							2,133
Preferred Stock, Shares Issued																																										7,500		7,143		5,000		28,572
Stock Issued During Period, Shares, Conversion of Units																					400
Conversion of convertible securities								201,358
Cconversion of stock								201,358
Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Units, Issued																																													16,000				57,143	42,658
Class of Warrant or Right, Exercise Price of Warrants or Rights																																													$ 200.00				$ 200.00	$ 200.00
[custom:PreferredUnitsPerShares-0]																																													$ 7				$ 7	$ 7
Class of Warrant or Right, Outstanding																																													800				2,857	2,133
[custom:WarrantsIssuedToPurchaseOfCommonStock-0]																																													1				1	1
Convertible Debt [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Issued																																													16,000				57,143	42,658
Convertible Debt One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Units, Issued																																													8,000		50,000		75,143
Class of Warrant or Right, Exercise Price of Warrants or Rights																																													$ 200.00		$ 200.00		$ 200.00
[custom:PreferredUnitsPerShares-0]																																													$ 7		$ 7		$ 7
Class of Warrant or Right, Outstanding																																													400		2,500		3,757
[custom:WarrantsIssuedToPurchaseOfCommonStock-0]																																													1		1
Convertible Debt One [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Issued																																													8,000		50,000		75,143
Convertible Debt Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues										590
Ronald A Smith [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Bridge Loan																										$ 1,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																										1,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price																										$ 200.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																										5 years
Chief Executive Officer And President [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services																										4,000
Accredited Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value											$ 200.00
Stock Issued During Period, Shares, New Issues											536
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																																		250	500
Warrants and Rights Outstanding, Term																																																		3 years	3 years
Warrants to purchase																																																		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																		$ 200.00	$ 200.00
Payments for Repurchase of Common Stock											$ 75,000
Armistice Capital Master Fund Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		936,937	936,937	936,937
Sale of Stock, Consideration Received Per Transaction		$ 12,887,976.31
Sale of Stock, Number of Shares Issued in Transaction		20,372
Sale of stock description of transaction																													For the month of October 2022 the following transactions occurred: During the month of October 2022, Armistice Capital Master Fund Ltd. exercised 323,160 Prefunded Warrants. Along with several exercise notices and payments totaling $80,790.00, 323,160 shares of common stock were issued	For the month of September 2022 the following transactions occurred: During the month of September 2022, Armistice Capital Master Fund Ltd. exercised 107,318 Prefunded Warrants. Along with several exercise notices and payments totaling $26,829.60, 107,318 shares of common stock were issued.
Calvary Fund [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock description of transaction																												For the month of November 2022 the following transactions occurred: During the month of November 2022, Calvary Fund exercised 15,099 Calvary Warrants (see Note 11 – Warrants and Options). Along with an exercise notice and payment totaling $3,774.84, 15,099 shares of common stock were issued	For the month of November 2022 the following transactions occurred: During the month of November 2022, Calvary Fund exercised 15,099 Calvary Warrants (see Note 11 – Warrants and Options). Along with an exercise notice and payment totaling $3,774.84, 15,099 shares of common stock were issued.
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 50.25	$ 50.25	$ 50.25
Minimum [Member] | Armistice Capital Master Fund Ltd [Member] | Private Investment In Public Equity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		50.25	50.25	50.25
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		129.6875	129.6875	129.6875
Maximum [Member] | Armistice Capital Master Fund Ltd [Member] | Private Investment In Public Equity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 129.6875	$ 129.6875	$ 129.6875
Maximum [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																																										350,000
Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share																																		$ 120.00
Stock issued during period value new issues																											$ 417
Subscription Agreement [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period value new issues																											$ 50,000
Febrauary Twenty Twenty Two Service Agreement [Member] | Armistice Capital Master Fund Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock description of transaction	For the month of August 2022 the following transactions occurred: On August 22, 2022, 4,000 shares of common stock were issued in return for services as a component of a February 2022 services agreement. During the month of August 2022, Armistice Capital Master Fund Ltd. exercised 17,618 Prefunded Warrants. Along with the exercise notice and payment of $4,404.41, 17,618 shares of common stock were issued
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues																											155						106,345	106,345	1,786
Shares issued price per share					$ 103.75	$ 103.75
Stock issued during period value new issues					$ 101,205																												$ 106	$ 106	$ 2
[custom:ShareCapitalDescription]																															The Company entered into a one-year promissory note dated March 4, 2021 in the amount of $50,000. The Company will pay monthly interest payments at 12% per annum to the holder of the note. As a component of the note we issued 300 shares of common stock to the note holder. On March 5, 2021 the Company received an equity investment of $100,000, to purchase 833 shares of the Company’s common stock by subscription agreement at $120.00 per share. On March 10, 2021, the Company issued 140 shares of common stock to pay interest on an outstanding note. On March 10, 2021, the Company issued 155 shares of common stock to pay interest on an outstanding note. On March 10, 2021, the Company issued 160 shares of common stock of the Company valued at $120.00 per share as payment for services rendered.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		936,937	936,937	936,937
Debt conversion, converted instrument, shares issued					10,500,000		7,443	7,443
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 21.50	$ 21.50	$ 21.50
Stock Issued During Period, Shares, Conversion of Units																																			3,853
Conversion of convertible securities								10,068																									10,068	10,068
Common stock, shares issued																																677,221		677,221
Common stock, shares issued																																		677,221	63,895
Cconversion of stock								10,068
Common Stock [Member] | Armistice Capital Master Fund Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease), Weighted Average Exercise Price		$ 27.75
Common Stock [Member] | Subscription Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity method investment received						$ 10,500,000
Shares purchased						101,205
Stock price per share					$ 103.75	$ 103.75
Series B Preferred Stocks [Member] | Accredited Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Units, Issued																																																		5,000	10,000
Stock units, per units																																																		$ 7	$ 7
Preferred Stock, Shares Issued																																																		5,000	10,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Units, Issued																																												15,000
[custom:PreferredUnitsPerShares-0]																																												$ 7
Class of Warrant or Right, Outstanding																																		1,096,455										750
[custom:WarrantsIssuedToPurchaseOfCommonStock-0]																																												1
Warrant [Member] | Accredited Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																												$ 200.00
Warrant [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Issued																																												15,000
Warrant [Member] | Accredited Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues											536
Three Year Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding																																												357
Prefunded Warrants [Member] | Armistice Capital Master Fund Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share																																					$ 27.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease), Weighted Average Exercise Price			$ 21.50
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period value new issues
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued																																75,143		75,143
Common stock, shares issued																																		75,143	276,501
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued																																100,000		100,000
Common stock, shares issued																																		100,000	100,000